A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Notes Receivable)) $ in Thousands	Jun. 25, 2017 USD ($)
Notes receivable, gross	$ 941
Notes receivable, net	802
Due in 2018 [Member]
Notes receivable, gross	752
Notes receivable, net	675
Due in 2019 [Member]
Notes receivable, gross	66
Notes receivable, net	4
Due in 2020 [Member]
Notes receivable, gross	69
Notes receivable, net	69
Due in 2021 [Member]
Notes receivable, gross	54
Notes receivable, net	$ 54